Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 285,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		0.49
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		1.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		1.04
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		1.48
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		1.67
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		1.88
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		0.35
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		1.93
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		0.55
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		1.93
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		1.93
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		30,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		2.17
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		3.69
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		4.01
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		4.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		8.50
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		3,005,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	285,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	0.35
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	0.55
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	55,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	80,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	$ 3,110,000